Corey L. Zarse 312-609-7785 czarse@vedderprice.com

August 8, 2008

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	DWS Value Series, inc. (the “Registrant”); File No. 811-05385

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of beneficial interest in connection with the merger of DWS Equity Partners Fund, Inc. (“Equity Partners Fund”) (File No. 811-08886) into DWS Large Cap Value Fund, a series of the Registrant (the “Merger”).

It is currently expected that a special meeting of shareholders of Equity Partners Fund will be held on October 21, 2008. Accordingly, we plan to mail the proxy materials to Equity Partners Fund shareholders around September 10, 2008. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by September 5, 2008, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7785.

Very truly yours,

/s/Corey L. Zarse

CLZ/kc

Enclosures